Segment Disclosures - Revenue by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Revenue by Type [Line Items]
Revenues	$ 1,309	$ 2,160	$ 3,335
Software and Services
Revenue by Type [Line Items]
Revenues	622	497	249
Hardware and Other
Revenue by Type [Line Items]
Revenues	374	884	1,480
Service Access Fees
Revenue by Type [Line Items]
Revenues	$ 313	$ 779	$ 1,606